Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	Meeder Funds
CIK	dei_EntityCentralIndexKey	0000702435
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct. 26, 2016
Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2016
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	GLOBAL OPPORTUNITIES FUND (formerly known as Strategic Growth Fund)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	170.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund also invests in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRS). Additionally, the Fund may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

Other than as provided for below, the Fund is fully invested in the equity market at all times and holds a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by utilizing the Adviser’s quantitative models and by employing a strategic investment selection process. Under normal circumstances, the Fund will invest at least 40% of its net assets in holdings outside the United States, representing at least three different countries. The current target allocation is as follows: 40-55% international holdings, 20-25% domestic large cap holdings, 10-15% domestic mid cap holdings, 5-10% domestic small cap holdings, 5-10% real estate holdings, and 5-10% commodities holdings. Because these are target investment allocations, the actual allocations of the Fund’s assets may deviate from the target percentages

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. A portion of the Fund’s assets will be allocated to mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or other individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counter-party risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Sector Risk. The underlying investments in the Funds may invest in specific sectors of the stock market. Investing in specific market sectors presents additional components of risk. The performance of sector specific investments is largely dependent on the industry’s performance which may be different than the overall stock market. As a result, if a Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Commodities Risk. The Fund may invest in commodities or in underlying funds that invest in commodities. Indirectly investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as international economic, political and regulatory developments such as tariffs, embargoes or burdensome production rules and restrictions.

Real Estate Risk. The Fund may invest in real estate investment trusts or in underlying funds that invest in real estate, including real estate investment trusts. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/15
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Qtr. 2009 20.22% Worst Quarter: 4th Qtr. 2008 -26.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.91%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Blended Index is comprised of 25% S&P 500, 20% S&P MidCap 400, 15% MSCI EAFE Index, 15% MSCI Emerging Markets Index, 10% Russell 2000, 7.5% Dow Jones US Select REIT Index, and 7.5% S&P GSCI Total Return Index, and is representative of the average composition of the Fund since such date.

Global Opportunities Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLFGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 175
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	542
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	933
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,030
2007	rr_AnnualReturn2007	5.08%
2008	rr_AnnualReturn2008	(43.00%)
2009	rr_AnnualReturn2009	35.79%
2010	rr_AnnualReturn2010	19.96%
2011	rr_AnnualReturn2011	(8.34%)
2012	rr_AnnualReturn2012	13.15%
2013	rr_AnnualReturn2013	23.82%
2014	rr_AnnualReturn2014	5.87%
2015	rr_AnnualReturn2015	(7.21%)
1 Year	rr_AverageAnnualReturnYear01	(7.21%)
5 Years	rr_AverageAnnualReturnYear05	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2006
Global Opportunities Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBPAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 159
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	493
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	850
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,856
Global Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBPIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 144
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	446
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	771
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,691
Global Opportunities Fund | Return After Taxes on Distributions | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.74%)
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Global Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.81%)
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Global Opportunities Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Global Opportunities Fund | MSCI ACWI (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.92%)	[2]
5 Years	rr_AverageAnnualReturnYear05	6.15%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[2]
Global Opportunities Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.09%)	[3]
5 Years	rr_AverageAnnualReturnYear05	5.79%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%	[3]
Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	AGGRESSIVE GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 283% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	283.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund also invests in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. Guided by the Adviser’s quantitative models, the Adviser uses an aggressive growth strategy in choosing the Fund’s investments, and may invest in smaller or newer companies, which are more likely to grow, but also more likely to suffer more significant losses, than larger or more established companies. The Adviser may also select value- or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counter-party risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Aggressive Growth Stock Risk. Investments in smaller or newer growth companies can be both more volatile and more speculative. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/15
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Qtr. 2009 18.70% Worst Quarter: 4th Qtr. 2008 -21.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.42%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Aggressive Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLAGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 171
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	530
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	913
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,987
2006	rr_AnnualReturn2006	13.54%
2007	rr_AnnualReturn2007	6.14%
2008	rr_AnnualReturn2008	(38.98%)
2009	rr_AnnualReturn2009	32.76%
2010	rr_AnnualReturn2010	15.67%
2011	rr_AnnualReturn2011	(7.15%)
2012	rr_AnnualReturn2012	14.05%
2013	rr_AnnualReturn2013	30.40%
2014	rr_AnnualReturn2014	13.49%
2015	rr_AnnualReturn2015	(4.35%)
1 Year	rr_AverageAnnualReturnYear01	(4.35%)
5 Years	rr_AverageAnnualReturnYear05	8.43%
10 Years	rr_AverageAnnualReturnYear10	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
Aggressive Growth Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGHAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 151
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	468
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	808
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,768
Aggressive Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AGHIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 135
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	421
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	729
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,601
Aggressive Growth Fund | Return After Taxes on Distributions | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Aggressive Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.21%)
5 Years	rr_AverageAnnualReturnYear05	6.47%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Aggressive Growth Fund | The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Dividend Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	DIVIDEND OPPORTUNITIES FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide total return, including capital appreciation and current income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent period ending December 31, 2015, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	70.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the first full year of the Fund.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses would be the same if you chose not to sell your shares at the end of the time period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund intends to pursue its investment objective by investing primarily in common and preferred stocks. The Fund may also invest in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts, Master Limited Partnerships (“MLPs”), and Real Estate Investment Trusts (“REITs”). A MLP is a limited partnership that is publicly traded on an exchange. It combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus borrowing for investment purposes, if any) in dividend-paying equity securities. With respect to the 80% investment in dividend-paying equity securities, the Fund will look through to the investments made by the underlying funds. Additionally, the Fund may invest up to 20% of its net assets in debt securities of any maturity and of any credit rating, including securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”). The Fund will only invest in U.S. dollar denominated securities.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, swaps, and index funds. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value.

When selecting investments for the Fund, Meeder Asset Management, Inc. (“Adviser”) primarily utilizes a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

Relying primarily on the Adviser’s quantitative models, the Fund may invest in value- or growth-oriented investments (including specific sectors) and may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies. There are no investment limitations on market capitalization range or geographic regions in which the Fund may invest.

The investment strategies described above are not fundamental and may be changed by the Board of Trustees (“Board”) without shareholder approval upon 60 days’ written notice to shareholders.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund. The following provides a summary of the Principal Risks of investing in the Fund:

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of the individual issuers.

Fixed Income Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. For example, if interest rates increase, the value of the Fund’s fixed income investments generally declines. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to decline in value to a greater degree based on increases in interest rates, as compared to the market value of debt securities with shorter maturities.

Credit Risk. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, likely resulting in a decline in value of the securities.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counter-party risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which present additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect the individual issuers.

Sector Risk. The Fund may invest in specific sectors of the stock market. Investing in specific market sectors presents additional components of risk. The performance of sector specific investments is largely dependent on the industry’s performance, which may be different than the overall stock market. As a result, if the Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk, including economic, political, legal and regulatory differences compared to domestic investments. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Unit Investment Trust. An investment in a unit investment trust is subject to market risk, which is the possibility that the market values of securities owned by the trust will decline and the value of trust units may be less than what was paid for them. Unit Investment Trusts are unmanaged and each trust’s portfolio is not intended to change during the life of the trust, except in limited circumstances.

Master Limited Partnership. The Fund may invest in master limited partnerships (“MLPs”). An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. There are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. MLPs are subject to risks that are specific to the industry they serve. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of Fund shares.

Real Estate Investment Trust (REIT) Risk. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issues of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for one calendar year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for one calendar year.
Dividend Opportunities Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLDOX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 188
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	582
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,001
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,169
Dividend Opportunities Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVOAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 168
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	520
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	897
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,955
Dividend Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVOIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	474
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	818
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,791
Dynamic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	DYNAMIC GROWTH FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 245% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	245.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund also invests in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Adviser’s quantitative models assist the Adviser in selecting growth- or value-oriented investments (including specific sectors) for the Fund, and there are no investment limitations on market capitalization range or geographic region. The Adviser’s models also help guide the selection of the Fund’s investments in common stocks or underlying fund types, as the Adviser selects securities that the Adviser believes represent above average market potential relative to market risk. The Adviser may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies. The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs).

As a defensive tactic, when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counter-party risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/15
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Qtr. 2009 17.80% Worst Quarter: 4th Qtr. 2008 -22.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Dynamic Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLDGX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 166
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	514
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	887
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,933
2006	rr_AnnualReturn2006	15.96%
2007	rr_AnnualReturn2007	7.06%
2008	rr_AnnualReturn2008	(39.77%)
2009	rr_AnnualReturn2009	28.87%
2010	rr_AnnualReturn2010	15.54%
2011	rr_AnnualReturn2011	(5.65%)
2012	rr_AnnualReturn2012	14.58%
2013	rr_AnnualReturn2013	31.61%
2014	rr_AnnualReturn2014	12.80%
2015	rr_AnnualReturn2015	(3.46%)
1 Year	rr_AverageAnnualReturnYear01	(3.46%)
5 Years	rr_AverageAnnualReturnYear05	9.15%
10 Years	rr_AverageAnnualReturnYear10	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2000
Dynamic Growth Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DYGAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 146
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	452
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	782
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,713
Dynamic Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DYGIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 130
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	406
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	702
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,545
Dynamic Growth Fund | Return After Taxes on Distributions | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.26%)
5 Years	rr_AverageAnnualReturnYear05	7.13%
10 Years	rr_AverageAnnualReturnYear10	4.21%
Dynamic Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.67%)
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Dynamic Growth Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Quantex Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	QUANTEX FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective:
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 15, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	87.00%
Example, heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Normally, at least 80% of the Fund’s net assets will be invested in the common stock equity securities of mid-capitalization companies. Mid-capitalization companies are defined as those whose market capitalizations are similar to the market capitalization of companies in the Russell MidCap Index or a similar index. Typically, the Fund will be diversified throughout all major industry sectors. However, more emphasis is given to capitalization levels and there are occasions when all sectors are not represented in the Fund’s portfolio.

The Fund employs a quantitative investment approach that utilizes an investment model to determine which securities are to be added or removed from the Fund’s portfolio on an annual basis. Stocks in the portfolio whose value has risen above or fallen below the predetermined market capitalization ranges are sold, while new undervalued stocks that have moved into the predetermined capitalization ranges are added to the Fund’s portfolio. The Fund’s holdings are then restructured to create an equally-weighted portfolio of equity securities.

The Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs) and stock index futures as a means of providing adequate liquidity and maintaining a fully-invested position in equity securities at all times. The Fund also may invest in open-end investment companies and exchange traded funds.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund will hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Exchange Traded Fund Risk. The ETFs will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counter-party risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/15
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Qtr. 2009 34.86% Worst Quarter: 4th Qtr. 2008 -30.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.63%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing	rr_PerformanceTableClosingTextBlock	The Blended Index consists of 50% of the Russell 2000 Index and 50% of the S&P MidCap 400 Index.
Quantex Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLCGX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver or Reimbursement (as a percentage of net assets)	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[7]
Net Expenses (as a percentage of net assets)	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	527
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	926
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,042
2006	rr_AnnualReturn2006	16.67%
2007	rr_AnnualReturn2007	(7.00%)
2008	rr_AnnualReturn2008	(43.12%)
2009	rr_AnnualReturn2009	77.37%
2010	rr_AnnualReturn2010	23.21%
2011	rr_AnnualReturn2011	(4.05%)
2012	rr_AnnualReturn2012	16.93%
2013	rr_AnnualReturn2013	41.54%
2014	rr_AnnualReturn2014	9.48%
2015	rr_AnnualReturn2015	(7.68%)
1 Year	rr_AverageAnnualReturnYear01	(7.68%)
5 Years	rr_AverageAnnualReturnYear05	9.93%
10 Years	rr_AverageAnnualReturnYear10	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1985
Quantex Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QNTAX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement (as a percentage of net assets)	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[7]
Net Expenses (as a percentage of net assets)	rr_NetExpensesOverAssets	1.41%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 144
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	499
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	879
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,944
Quantex Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QNTIX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement (as a percentage of net assets)	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[7]
Net Expenses (as a percentage of net assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 128
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	453
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	800
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,780
Quantex Fund | Return After Taxes on Distributions | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.20%)
5 Years	rr_AverageAnnualReturnYear05	8.86%
10 Years	rr_AverageAnnualReturnYear10	7.39%
Quantex Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.25%)
5 Years	rr_AverageAnnualReturnYear05	7.93%
10 Years	rr_AverageAnnualReturnYear10	6.71%
Quantex Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.28%)
5 Years	rr_AverageAnnualReturnYear05	9.96%
10 Years	rr_AverageAnnualReturnYear10	7.53%
Quantex Fund | The S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
5 Years	rr_AverageAnnualReturnYear05	10.68%
10 Years	rr_AverageAnnualReturnYear10	8.18%
Quantex Fund | The Russell 2000 Index (Reflects No Deduction For Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	BALANCED FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide income and long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 246% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	246.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds (“underlying funds”). These fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may also invest in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

Under normal circumstances, the Fund will have a minimum of 30% and a maximum of 70%, of its assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Fund will also have a minimum of 30% and a maximum of 70% of its assets invested in fixed income securities. For the fixed income portion of the portfolio, the Fund may invest in securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including domestic and foreign investment grade and non-investment grade bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in fixed income securities of any maturity, and of any credit rating (including unrated securities). In addition, for the fixed income portion of the portfolio, the Fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield securities” or “junk bonds.” The Fund may also invest in fixed income underlying funds that invest in foreign and domestic fixed-income, ETFs, closed end funds and unit investment trusts.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund, within the parameters described above. When the Adviser's quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund will reduce its position in underlying equity securities and underlying equity funds in order to attempt to minimize the risk of loss of capital. The Fund may also reduce its equity exposure by selling short stock index futures contracts. The Fund’s goal is to minimize losses during high-risk market environments and to provide attractive returns during low-risk markets.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund buys and sells equity index futures in connection with its investment strategies to equitize cash positions in the portfolio or as a defensive tactic to reduce its equity exposure. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counter-party risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested and in the case of short sales of equity index futures the potential loss is theoretically unlimited.

Credit Risk. The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed Income Risk. The Fund invests in fixed income securities and underlying funds that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are more volatile and are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

High Yield Risk. The Funds may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/15
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Qtr. 2009 8.96% Worst Quarter: 3rd Qtr. 2011 -11.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Blended Index is comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills and 30% of the Barclays Capital Aggregate Bond Index and provides a better representation of the average composition of the Fund.

Balanced Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLDFX
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 176
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	545
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	939
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,041
2007	rr_AnnualReturn2007	5.03%
2008	rr_AnnualReturn2008	(24.16%)
2009	rr_AnnualReturn2009	14.65%
2010	rr_AnnualReturn2010	9.76%
2011	rr_AnnualReturn2011	(4.49%)
2012	rr_AnnualReturn2012	10.42%
2013	rr_AnnualReturn2013	19.79%
2014	rr_AnnualReturn2014	8.61%
2015	rr_AnnualReturn2015	(4.47%)
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
5 Years	rr_AverageAnnualReturnYear05	5.56%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2006
Balanced Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLNAX
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 156
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	483
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	834
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,824
Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLNIX
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 140
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	437
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	755
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,657
Balanced Fund | Return After Taxes on Distributions | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.61%)
5 Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Balanced Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.09%
Balanced Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Muirfield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MUIRFIELD FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund:
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 277% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	277.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds (“underlying funds”). These fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund may also invest in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

In addition, the quantitative models assist the Adviser in selecting growth- or value-oriented investments (including specific sectors) for the Fund, and there are no investment limitations on market capitalization range or geographic region. The Adviser’s models also help guide the selection of the Fund’s investments in common stocks or underlying fund types, as the Adviser selects securities that the Adviser believes represent above average market potential relative to market risk. The Adviser may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. As a result, by utilizing an unconstrained tactical strategy, the Fund may invest up to 100% of its assets in fixed income securities. The Fund may also reduce its equity exposure by selling short stock index futures contracts.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund buys and sells equity index futures in connection with its investment strategies to equitize cash positions in the portfolio or as a defensive tactic to reduce its equity exposure. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counter-party risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested and in the case of short sales of equity index futures the potential loss is theoretically unlimited.

High Yield Risk. The Funds may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Credit Risk. The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/15
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Qtr. 2009 11.86% Worst Quarter: 3rd Qtr. 2011 -16.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.17%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing	rr_PerformanceTableClosingTextBlock	The Blended Index is comprised 60% of the S&P 500 Index and 40% of 90-day T-bills.
Muirfield Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLMFX
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 148
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	459
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	792
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,735
2006	rr_AnnualReturn2006	13.62%
2007	rr_AnnualReturn2007	7.02%
2008	rr_AnnualReturn2008	(30.07%)
2009	rr_AnnualReturn2009	18.95%
2010	rr_AnnualReturn2010	12.65%
2011	rr_AnnualReturn2011	(7.55%)
2012	rr_AnnualReturn2012	12.38%
2013	rr_AnnualReturn2013	30.46%
2014	rr_AnnualReturn2014	12.12%
2015	rr_AnnualReturn2015	(5.50%)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	7.51%
10 Years	rr_AverageAnnualReturnYear10	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 1988
Muirfield Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLMAX
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 132
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	412
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	713
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,568
Muirfield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLMIX
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	365
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	633
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,398
Muirfield Fund | Return After Taxes on Distributions | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.63%)
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Muirfield Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
5 Years	rr_AverageAnnualReturnYear05	5.71%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Muirfield Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Muirfield Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	7.57%
10 Years	rr_AverageAnnualReturnYear10	5.08%
Spectrum Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SPECtrUM FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund:
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 161% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	161.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired fund fees and expenses will not be reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective primarily by taking long and short positions in the global securities markets. The Fund primarily invests long in common and preferred stocks and in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. Short positions involve selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s typical long equity investment exposure will range from 0% to 150%, while the Fund’s typical short equity investment exposure will range from 0% to 50%. The Fund may use leverage (e.g., by borrowing or through derivatives). As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

The Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Fund may also establish long or short positions in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts. In addition, the Fund may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Adviser’s quantitative models assist the Adviser in selecting growth- or value-oriented investments (including specific sectors) for the Fund, and there are no investment limitations on market capitalization range or geographic region. The Adviser’s models also help guide the selection of the Fund’s investments in common stocks or underlying fund types, as the Adviser selects securities that the Adviser believes represent above average market potential relative to market risk.

As a defensive tactic, the Fund will reduce or eliminate its net position in common stocks and underlying equity funds in an attempt to preserve capital when the Adviser’s evaluation indicates that the risks of the stock market may be greater than the potential rewards. As a result, the Fund may invest up to 100% of its assets in fixed income securities. The Fund may also reduce its equity exposure by selling short stock index futures contracts.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our various quantitative investment models discussed above. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund buys and sells equity index futures to equitize cash positions in the portfolio, as a defensive tactic to reduce its equity exposure, and as an element of its principal investment strategy of taking leveraged long or short positions in equity markets. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counter-party risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. When used to create leverage or take short positions, these transactions are considered speculative and carry a theoretically unlimited risk of loss to the Fund.

Credit Risk. The Fund invests in fixed income securities of any credit quality. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed Income Risk. The Fund invests in fixed income securities of any maturity. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

Value Style Risk: Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/15
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 1st Qtr. 2015 3.10% Worst Quarter: 3rd Qtr. 2015 -4.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.46%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing	rr_PerformanceTableClosingTextBlock	The Blended Index is comprised 60% of the S&P 500 Index and 40% of 90-day T-bills.
Spectrum Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLSPX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Securities Sold Short	meeder_DividendAndInterestExpenseShortSales	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 228
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	703
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,205
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,585
2015	rr_AnnualReturn2015	(1.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015
Spectrum Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRUAX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	meeder_DividendAndInterestExpenseShortSales	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 208
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	643
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,103
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,379
Spectrum Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRUIX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	meeder_DividendAndInterestExpenseShortSales	0.53%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[10]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 193
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	597
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,026
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,222
Spectrum Fund | Return After Taxes on Distributions | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(1.74%)
Spectrum Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)
Spectrum Fund | The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Spectrum Fund | Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	TOTAL RETURN BOND FUND
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective - The investment objective is total return, consisting of income and capital growth, consistent with minimizing the risk of loss of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the current year, the Fund’s portfolio turnover rate was 295% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	295.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds (“underlying funds”). These fees and expenses are not reflected in the Financial Highlights or audited financial statements.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests at least 80% of its assets in bonds which include fixed income securities and/or investments that provide exposure to fixed income securities. Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment grade and non-investment grade corporate bonds, convertible corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity as well as in common and preferred stocks, Real Estate Investment Trusts (“REITs”), or Master Limited Partnerships (“MLPs”). The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed income mutual funds, exchange traded funds (“ETFs”), closed end funds and unit investment trusts.

The Fund’s Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and the Adviser’s own assessment of economic and market conditions, to create an optimal risk/return allocation of the Fund’s assets among various segments of the fixed-income market. After sector allocations are made, the Fund’s Adviser uses traditional credit analysis to identify investments for the Fund’s portfolio. In addition, the Adviser utilizes quantitative models to assist in managing the duration of the Fund’s investment portfolio. As a defensive measure, the Adviser is permitted to shift the Fund’s investments between fixed income investments across the credit quality spectrum, ranging from U.S. Government Securities to high yield securities.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Credit Risk. The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk. The Fund buys equity index futures in connection with its investment strategies to equitize cash positions in the portfolio. Although the futures transactions are intended to provide exposure to a broad based underlying index, there are additional risks associated with these contracts that may be greater than investments in the underlying assets, including liquidity risk, leverage risk, and counter-party risk. Changes in the value of a derivative may not correlate perfectly with the underlying index the adviser seeks to track and there may be times when there is no liquid secondary market for these instruments. All transactions in futures involve the possible risk of loss and the fund could lose more than the initial amount invested.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

High Yield Risk. The Funds may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance for its Retail Class shares has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/15 – Retail Class
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Qtr. 2012 3.84% Worst Quarter: 2nd Qtr. 2013 -3.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.09%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Barclays Capital Aggregate Bond Index is a benchmark index composed of U.S. securities in Treasury, government-related, corporate, and securitized sectors. It includes securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

Total Return Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLBDX
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 179
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	554
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	954
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,073
2012	rr_AnnualReturn2012	8.93%
2013	rr_AnnualReturn2013	0.01%
2014	rr_AnnualReturn2014	1.78%
2015	rr_AnnualReturn2015	(2.51%)
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2011
Total Return Bond Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNDAX
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 159
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	493
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	850
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,856
Total Return Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BNDIX
Management Fees	rr_ManagementFeesOverAssets	0.31%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 144
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	446
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	771
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,691
Total Return Bond Fund | Return After Taxes on Distributions | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Total Return Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Total Return Bond Fund | Barclays Capital Aggregate Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MONEY MARKET FUND
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide current income while maintaining a stable share price of $1.00.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, obligations issued by corporations and financial institutions, and money market mutual funds that invest in such securities.

The Fund is a money market fund managed to meet the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. Consistent with these requirements, the Fund:

• Seeks to maintain a net asset value of $1.00 per share.

• Only buys securities that present minimal credit risks and that are “Eligible Securities” under applicable regulation.

• Only buys securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7.

• Maintains a dollar-weighted average portfolio maturity of 60 days or less.

• Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. Government securities or as permitted under Rule 2a-7.

• Will not hold more than 5% of its total assets in illiquid securities.

• Maintains a maximum weighted average life maturity of 120 days or less.

• Maintains at least 10 percent of assets in “daily liquid assets”.

• Maintains at least 30 percent of assets in “weekly liquid assets”.

The Fund will limit its purchases to U.S. Government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high-grade corporate obligations, funding agreements, repurchase agreements and money market mutual funds that invest in such securities. The Fund generally will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

Other than as set forth in the Statement of Additional Information (“SAI”), the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Credit Risk. Investments in fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Investment Company Risk. To the extent the Fund invests in money market mutual funds (“the underlying funds”), you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

May Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance for its Retail Class shares has varied from year to year. The bar chart shows variability of the Fund’s annual total returns over time. The table shows the Fund’s average annual total returns for annual time periods ended December 31. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.meederfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/15 Money Market Fund
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Qtr. 2006 1.26% Worst Quarter: 1st Qtr. 2015 0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Fund’s average annual total returns are compared to the Lipper Average General Purpose Money Market Fund which are groupings of retail and institutional money market funds that take into account the deduction of expenses associated with a money market fund, such as investment management and accounting fees.

Yield as of 12/31/15

	Seven-Day Simple Yield	Seven-Day Compound Yield
Money Market Fund – Retail Class	0.24%	0.24%
Money Market Fund – Institutional Class	0.26%	0.26%

Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Money Market, Seven Day Yield Column Name	rr_MoneyMarketSevenDayYieldColumnName	Seven-Day Simple Yield
7-Day Yield	rr_MoneyMarketSevenDayYield	0.24%
Money Market Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFMXX
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 59
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	186
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	324
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 726
2006	rr_AnnualReturn2006	4.71%
2007	rr_AnnualReturn2007	4.95%
2008	rr_AnnualReturn2008	2.65%
2009	rr_AnnualReturn2009	0.64%
2010	rr_AnnualReturn2010	0.20%
2011	rr_AnnualReturn2011	0.11%
2012	rr_AnnualReturn2012	0.10%
2013	rr_AnnualReturn2013	0.08%
2014	rr_AnnualReturn2014	0.06%
2015	rr_AnnualReturn2015	0.07%
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 1985
Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFIXX
Management Fees	rr_ManagementFeesOverAssets	0.32%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 59
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	186
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	324
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 726
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	1.43%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2004
Money Market Fund | The Lipper Average General Purpose Money Market Fund - Retail
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 27, 1985
Money Market Fund | The Lipper Average General Purpose Money Market Fund - Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2004
Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	MILLER/HOWARD INFRAStrUCTURE FUND (formerly known as Utilities and Infrastructure Fund)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide total return, including capital appreciation and income.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	54.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund generally invests at least 80% of the value of its net assets, plus any borrowing for investment purposes, in the equity securities, both common and preferred, of domestic or foreign (global exposure is provided through exchange-traded ADRs (American Depository Receipts)) infrastructure companies, their suppliers and subcontractors including water, gas, electric utilities, waste, communication and telecom, internet, energy midstream, roads and bridges, healthcare and technology facilities, transportation and logistics and renewable energy. The Fund will generally seek to invest in the securities of issuers that the Investment Adviser considers to be financially strong with reliable earnings, but may invest in securities having other attributes in its discretion. Financial analysis, and environmental and corporate governance research converge to produce a list of eligible candidates. Typically these candidates will provide an above market dividend yield. The Fund may invest up to 25% of its total assets at the time of purchase in securities of master limited partnerships (“MLPs”) generally in the energy sector. The Fund will invest 25% or more of its total assets at the time of purchase in securities of public utility companies. Utility companies are defined as those that provide electricity, natural gas, water, telecommunications, video distribution or sanitary services (collectively, “utility services”) to the public and industry. Suppliers of services and equipment to those companies may include, for example, transportation and distribution services between utilities and producers of energy, independent producers of energy, construction companies, related tool and machinery manufacturer, meter and measuring device companies, and manufacturers of control software and enabling technology of any kind. Suppliers may also include telephone, broadband and routing equipment manufacturers, and alternate energy equipment manufacturers.

In addition, the Fund may invest in preferred equity, convertible securities, rights, warrants and depository receipts of companies that are organized as corporations and energy real estate investment trusts (“REITs”). The Fund may also invest in a broad mix of assets including but not limited to registered investment companies, royalty trusts, exchange traded notes, exchange traded funds and defensive instruments such as cash and cash equivalents. The Fund may invest without regard to capitalization. For purposes of the Fund's 80% test, any investments in derivatives will be valued at market value. The Fund may also write covered put and call options and purchase put options on securities held.

The Fund’s subadviser uses fundamental analysis to identify those securities that it believes provide potential for capital appreciation, current income or growth of income. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. In addition, the subadviser may from time to time use technical analysis in attempting to determine optimal buy and sell points for individual securities. Technical analysis views the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors. For information regarding the Fund’s subadviser, please see the Management of the Fund section.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund generally invests at least 80% of the value of its net assets, plus any borrowing for investment purposes, in the equity securities, both common and preferred, of domestic or foreign (global exposure is provided through exchange-traded ADRs (American Depository Receipts)) infrastructure companies, their suppliers and subcontractors including water, gas, electric utilities, waste, communication and telecom, internet, energy midstream, roads and bridges, healthcare and technology facilities, transportation and logistics and renewable energy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Infrastructure Companies Risk. A fund that invests significantly in infrastructure related securities has exposure to adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:

• difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;

• inexperience with and potential losses resulting from regulatory decisions;

• costs associated with compliance with and changes in environmental and other regulations;

• regulation by various government authorities; government regulation of rates charged to customers;

• service interruption due to environmental, operational or other mishaps;

• the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure assets.

Concentration Risk. Because the Fund is concentrated in the infrastructure and utilities industries, its performance is largely dependent on those industry’s performance, which may differ from that of the overall stock market. Governmental regulation of some companies can limit their ability to expand their businesses or to pass cost increases on to customers. Companies providing power or energy-related services may also be affected by fuel shortages or cost increases, environmental protection or energy conservation regulations, and fluctuating demand for their services. The telecommunications segment has historically been more volatile due to the rapid pace of product change and development within the segment. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Energy Sector Risk. Because the Fund may invest up to 25% of its Total Assets in MLPs, generally in the energy sector, and may otherwise invest in the energy sector, the Fund is subject to energy sector risks. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole, and a downturn in the energy sector could have an adverse effect on the Fund’s performance. To the extent a significant portion of the Fund is invested in the energy sector, the Fund may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole.

Risks of Master Limited Partnerships (“MLPs”). An investment in MLP units involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Under normal market conditions, the Fund may invest up to 25% of its Total Assets in MLP units. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. There are certain tax risks associated with an investment in MLP units (described further below). Additionally, conflicts of interest may exist among common unit holders, subordinated unit holders and the general partner or managing member of an MLP; for example a conflict may arise as a result of incentive distribution payments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

May Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in a mutual fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.MHInfrastucture fund.com or by calling 1-800-325-3539.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-325-3539
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	.MHInfrastucture fund.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns as of 12/31/15 – Retail Class
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Qtr. 2009 16.21% Worst Quarter: 4th Qtr. 2008 -20.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.10%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/15
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The benchmark was changed from the Russell 3000 Utilities Index to the Morningstar Global Equity Infrastructure Index because it is more reflective of the Fund’s modified strategy. The new benchmark index is broader in scope, number of companies, and it should have greater overlap in names. The new index will be more correlated to the Fund’s portfolio than the prior benchmark.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Infrastructure Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLRUX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.01%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 204
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	630
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,083
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,338
2006	rr_AnnualReturn2006	17.68%
2007	rr_AnnualReturn2007	18.24%
2008	rr_AnnualReturn2008	(37.63%)
2009	rr_AnnualReturn2009	30.63%
2010	rr_AnnualReturn2010	14.10%
2011	rr_AnnualReturn2011	3.93%
2012	rr_AnnualReturn2012	1.52%
2013	rr_AnnualReturn2013	28.96%
2014	rr_AnnualReturn2014	9.42%
2015	rr_AnnualReturn2015	(16.92%)
1 Year	rr_AverageAnnualReturnYear01	(16.92%)
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 1995
Infrastructure Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 189
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	585
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,006
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,180
Infrastructure Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IFAIX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 174
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	539
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	928
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,019
Infrastructure Fund | Return After Taxes on Distributions | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.76%)
5 Years	rr_AverageAnnualReturnYear05	2.85%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Infrastructure Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.84%)
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Infrastructure Fund | Morningstar Global Equity Infrastructure Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.13%	[12]
5 Years	rr_AverageAnnualReturnYear05	10.18%	[12]
10 Years	rr_AverageAnnualReturnYear10	8.87%	[12]
Infrastructure Fund | Russell 3000 Utilities Index (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
5 Years	rr_AverageAnnualReturnYear05	9.81%
10 Years	rr_AverageAnnualReturnYear10	7.27%

[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	Since January 1, 2016, the MSCI ACWI Index represents and captures large and mid-cap representation across 23 Developed Markets and 23 Emerging Markets countries and provides a better representation of the average composition of the Fund.
[3]	Since January 1, 2016, the Blended Index is comprised of 34% MSCI EAFE Index, 22% S&P 500, 12% S&P MidCap 400, 11% MSCI Emerging Markets Index, 7% Russell 2000, 7% Dow Jones US Select REIT Index, and 7% S&P GSCI Total Return Index, and is representative of the average composition of the Fund since such date.
[4]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[5]	Other Expenses are based on estimated amounts for the first full year of the Fund.
[6]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[7]	The Adviser has contractually agreed to reduce its management fee by 0.25%. The agreement may be terminated by the Adviser after October 15, 2017, unless the contract is renewed. The contractual fee waiver may not be changed or terminated during the time period set forth above.
[8]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds ("underlying funds"). These fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[9]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds ("underlying funds"). These fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[10]	Acquired fund fees and expenses will not be reflected in the Financial Highlights or audited financial statements.
[11]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds ("underlying funds"). These fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[12]	The Fund has been renamed the Miller/Howard Infrastructure Fund to better reflect the evolution in the utilities and essential services landscape. The benchmark was changed from the Russell 3000 Utilities Index to the Morningstar Global Equity Infrastructure Index because it is more reflective of the Fund's modified strategy. The new benchmark index is broader in scope, number of companies, and it should have greater overlap in names. The new index will be more correlated to the Fund's portfolio than the prior benchmark.